Other Financial Assets and Liabilities - Summary of Hedging instruments (Detail) - Derivatives [member] - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedging instruments [line items]
Contract amount	₩ 2,771,700	₩ 2,616,123
Assets	7,684	58,576
Liabilities	127,929	20,096
Changes in fair value to calculate the ineffective portion of hedges	(154,528)	64,876
USD
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	1,768,912	1,574,068
Contract amount	2,037,568	1,788,831
Assets	2,111	30,175
Liabilities	100,623	10,692
Changes in fair value to calculate the ineffective portion of hedges	(136,852)	49,480
JPY
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	46,000,000	80,000,000
Contract amount	488,924	827,292
Assets	5,573	28,401
Liabilities	13,839	9,404
Changes in fair value to calculate the ineffective portion of hedges	(4,065)	₩ 15,396
SGD
Disclosure of detailed information about hedging instruments [line items]
Foreign currency	284,000
Contract amount	245,208
Liabilities	13,467
Changes in fair value to calculate the ineffective portion of hedges	₩ (13,611)